                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                --------------------

Check here if Amendment [ ]; Amendment Number:  __________
 This Amendment (Check only one.):    [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Javelin Opportunities LP
          -------------------------------
Address:  7674 W. Lake Mead Blvd
          -------------------------------
          Suite 230
          -------------------------------
          Las Vegas, NV  89128
          -------------------------------

Form 13F File Number:  28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas C. Barrow
          -------------------------------
Title:    Managing Member of the GP
          -------------------------------
Phone:    (702) 944-1067
          -------------------------------

Signature, Place, and Date of Signing:

    /s/ Thomas C. Barrow            Las Vegas, NV                2/2/2004
 --------------------------       -----------------         ------------------
         [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                     2
                                           ---------------------------

Form 13F Information Table Entry Total:                63
                                           ---------------------------
Form 13F Information Table Value Total:             $239,935
                                           ---------------------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No. Form 13F File Number Name

   1      28-_____________________   Javelin Opportunities Fund Offshore, Ltd.
   ----                              -------------------------------------------
   2      28-_____________________   Javelin Partners LP
   ----                              -------------------------------------------


                                                     FORM 13F INFORMATION TABLE

      COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6     COLUMN 7           COLUMN 8
----------------------  --------------  ----------- -----------  -------------------- ----------  ------------ ---------------------
                                                    VALUE       SHRS OR   SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS    CUSIP     x$1000)     PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE     SHARED  NONE
   --------------       --------------    -----     -------     -------   ---  ----   ----------    --------   ----     ------  ----
------------------------------------------------------------------------------------------------------------------------------------
Alliance Gaming Corp    OTC IS          01859P609          4390      178100   SH      SOLE                       178100
------------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc        COM             02209S103          4588       84300   SH      SOLE                        84300
------------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc        OPTION          71815L1MD            59       84300     PUT   SOLE                        84300
------------------------------------------------------------------------------------------------------------------------------------
Amazon.com Inc          OPTION          0231354AR          1381       54800     CALL  SOLE                        54800
------------------------------------------------------------------------------------------------------------------------------------
Amazon.com Inc          OTC IS          023135106           274        5200   SH      SOLE                         5200
------------------------------------------------------------------------------------------------------------------------------------
Ambassadors             OTC IS          023178106          3377      269100   SH      SOLE                       269100
 International
------------------------------------------------------------------------------------------------------------------------------------
American                OPTION          02886P4MI           309      420500     PUT   SOLE                       420500
 Pharmaceutical
------------------------------------------------------------------------------------------------------------------------------------
Authentidate HLD        OPTION          0526664OC           841      179000     PUT   SOLE                       179000
------------------------------------------------------------------------------------------------------------------------------------
Benihana Natl Corp      OTC IS          082047101          2020      153000   SH      SOLE                       153000
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway      COM             084670108         14238         169   SH      SOLE                          169
 Inc-DE
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb    COM             110122108          5949      208000   SH      SOLE                       208000
 Co
------------------------------------------------------------------------------------------------------------------------------------
Brookstone Inc          OTC IS          114537103          3224      151300   SH      SOLE                       151300
------------------------------------------------------------------------------------------------------------------------------------
Calgon Carbon Corp      COM             129603106          2081      335100   SH      SOLE                       335100
------------------------------------------------------------------------------------------------------------------------------------

      COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6     COLUMN 7           COLUMN 8
----------------------  --------------  ----------- -----------  -------------------- ----------  ------------ ---------------------
                                                    VALUE       SHRS OR   SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS    CUSIP     x$1000)     PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE     SHARED  NONE
   --------------       --------------    -----     -------     -------   ---  ----   ----------    --------   ----     ------  ----
------------------------------------------------------------------------------------------------------------------------------------
Cathay Bancorp Inc      OTC IS          149150104          9141      163200   SH      SOLE                       163200
------------------------------------------------------------------------------------------------------------------------------------
Cherokee Inc New        OTC IS          16444H102         12499      551579   SH      SOLE                       551579
------------------------------------------------------------------------------------------------------------------------------------
***Consolidated         OTC IS          G23773107          5819      290200   SH      SOLE                       290200
 Water Co Inc
------------------------------------------------------------------------------------------------------------------------------------
Craftmade Intl Inc      OTC IS          22413E104          2598       99300   SH      SOLE                        99300
------------------------------------------------------------------------------------------------------------------------------------
Cryolife Inc            OPTION          2289034MU           391      220000     PUT   SOLE                       220000
------------------------------------------------------------------------------------------------------------------------------------
Duane Reade             OPTION          2635789M0            57      120100     PUT   SOLE                       120100
------------------------------------------------------------------------------------------------------------------------------------
East-West Bk            OTC IS          27579R104          2459       45800   SH      SOLE                        45800
 Cupertino CA
------------------------------------------------------------------------------------------------------------------------------------
Exult Inc               OTC IS          302284104         16806     2340687   SH      SOLE                      2340687
------------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores    COM             307000109          1421       39600   SH      SOLE                        39600
 Inc
------------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores    OPTION          3070004PU            86       29600     PUT   SOLE                        29600
 Inc
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae              OPTION          3135864MP           244       49700     PUT   SOLE                        49700
------------------------------------------------------------------------------------------------------------------------------------
Harley Davidson         OPTION          4128224QK           638      112600     PUT   SOLE                       112600
------------------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical      OTC IS          46120E602          3586      209852   SH      SOLE                       209852
 Inc
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

      COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6     COLUMN 7           COLUMN 8
----------------------  --------------  ----------- -----------  -------------------- ----------  ------------ ---------------------
                                                    VALUE       SHRS OR   SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS    CUSIP     x$1000)     PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE     SHARED  NONE
   --------------       --------------    -----     -------     -------   ---  ----   ----------    --------   ----     ------  ----
------------------------------------------------------------------------------------------------------------------------------------
Ionics Inc              COM             462218108          4163      130700   SH      SOLE                       130700
------------------------------------------------------------------------------------------------------------------------------------
iShares Tr              COM             464287432          7152       83700   SH      SOLE                        83700
------------------------------------------------------------------------------------------------------------------------------------
Ito En Ltd              FOREIGN         J25027103          3396       79100   SH      SOLE                        79100
------------------------------------------------------------------------------------------------------------------------------------
J2 Global               OPTION          46626E4OH          1023      114800     PUT   SOLE                          800
 Communications
------------------------------------------------------------------------------------------------------------------------------------
KOS Pharmaceuticals     OPTION          5006484NH           184      108300     PUT   SOLE                       108300
 Inc
------------------------------------------------------------------------------------------------------------------------------------
Leapfrog Enterprises    COM             52186N106          6980      263100   SH      SOLE                       263100
 Inc
------------------------------------------------------------------------------------------------------------------------------------
Leapfrog Enterprises    OPTION          52186N4OH          2969      263100     PUT   SOLE                       263100
 Inc
------------------------------------------------------------------------------------------------------------------------------------
Longs Drug Stores Inc   COM             543162101         11249      454700   SH      SOLE                       454700
------------------------------------------------------------------------------------------------------------------------------------
MacQuarie Airports      OTC IS          6543628            2510     1875000   SH      SOLE                      1875000
------------------------------------------------------------------------------------------------------------------------------------
***Max Re Capital Ltd   OTC IS          G6052F103          5054      224600   SH      SOLE                       224600
------------------------------------------------------------------------------------------------------------------------------------
McMoran Exploration     OPTION          5824114BC           566      136500     CALL  SOLE                       136500
 Co
------------------------------------------------------------------------------------------------------------------------------------
Med-Design Corp         OPTION          5839264PU           820      221500     PUT   SOLE                       221500
------------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp     OPTION          6516393FE          2581      139500     CALL  SOLE                       139500
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

      COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6     COLUMN 7           COLUMN 8
----------------------  --------------  ----------- -----------  -------------------- ----------  ------------ ---------------------
                                                    VALUE       SHRS OR   SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS    CUSIP     x$1000)     PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE     SHARED  NONE
   --------------       --------------    -----     -------     -------   ---  ----   ----------    --------   ----     ------  ----
------------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp     COM             651639106          6980      143600   SH      SOLE                       143600
------------------------------------------------------------------------------------------------------------------------------------
Newpark Resources       COM             651718504          2181      455300   SH      SOLE                       455300
 Inc New
------------------------------------------------------------------------------------------------------------------------------------
Nipponkoa Insurance     OTC IS          J5428G115          7797     1412000   SH      SOLE                      1412000
 Co Ltd
------------------------------------------------------------------------------------------------------------------------------------
Overstock.com Inc DE    OTC IS          690370101          2957      148800   SH      SOLE                       148800
------------------------------------------------------------------------------------------------------------------------------------
Petrochina Co Ltd       OPTION          71646E4AK           335       90600     CALL  SOLE                        90600
------------------------------------------------------------------------------------------------------------------------------------
Petrochina Co Ltd ADS   OTC IS          71646E100          8369      146700   SH      SOLE                       146700
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc              COM             717081103          6165      174500   SH      SOLE                       174500
------------------------------------------------------------------------------------------------------------------------------------
Polaris Industries      OPTION          7310684OO            37       30000     PUT   SOLE                        30000
------------------------------------------------------------------------------------------------------------------------------------
Ranbaxy Laboratories    OTC IS          Y7187Y116          7622      316655   SH      SOLE                       316655
 Ltd
------------------------------------------------------------------------------------------------------------------------------------
Regeneration            OTC IS          75886N100          2011      183500   SH      SOLE                       183500
 Technologies
------------------------------------------------------------------------------------------------------------------------------------
Rydex Series Tr         OTC IS          783554702          7122      338961   SH      SOLE                       338961
------------------------------------------------------------------------------------------------------------------------------------
Sanrio Co               FOREIGN         J68209105          2983      392100   SH      SOLE                       392100
------------------------------------------------------------------------------------------------------------------------------------
Shangri La Asia Ltd     FOREIGN         G8063F106          3859     4104000   SH      SOLE                      4104000
 Ord
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

      COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6     COLUMN 7           COLUMN 8
----------------------  --------------  ----------- -----------  -------------------- ----------  ------------ ---------------------
                                                    VALUE       SHRS OR   SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS    CUSIP     x$1000)     PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE     SHARED  NONE
   --------------       --------------    -----     -------     -------   ---  ----   ----------    --------   ----     ------  ----
------------------------------------------------------------------------------------------------------------------------------------
Shoe Carnival Inc       OTC IS          824889109          3892      219900   SH      SOLE                       219900
------------------------------------------------------------------------------------------------------------------------------------
Starcraft Automotive    OTC IS          8552639106         5937      182890   SH      SOLE                       182890
 Corp
------------------------------------------------------------------------------------------------------------------------------------
Surmodics Inc           OPTION          8688734NI          2006       94200     PUT   SOLE                        94200
------------------------------------------------------------------------------------------------------------------------------------
Symyx Technologies      OTC IS          87155S108           384       18700   SH      SOLE                        18700
 Inc
------------------------------------------------------------------------------------------------------------------------------------
Tejon Ranch Co          COM             879080109          3515       85700   SH      SOLE                        85700
------------------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co       OTC IS          892356106         10864      278600   SH      SOLE                       278600
------------------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co       OPTION          8923564PL           247      274600     PUT   SOLE                       274600
------------------------------------------------------------------------------------------------------------------------------------
Wanyou Fire Safety      FOREIGN         6548076            2079    30460000   SH      SOLE                     30460000
------------------------------------------------------------------------------------------------------------------------------------
Waste Management Inc    COM             94106L109          2711       91600   SH      SOLE                        91600
------------------------------------------------------------------------------------------------------------------------------------
Webzen Inc              OTC IS          94846M102          2745      264200   SH      SOLE                       264200
------------------------------------------------------------------------------------------------------------------------------------
Wild Oats Mkts          OPTION          96808B4MV            20       58500     PUT   SOLE                        58500
------------------------------------------------------------------------------------------------------------------------------------